Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000246764 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Dividend Active ETF
Class Name	iShares International Dividend Active ETF
Trading Symbol	BIDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Dividend Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Active ETF	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund returned 19.96%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.20%.
What contributed to performance?
At the sector level, information technology, financials, and materials were the leading contributors to the Fund’s absolute return. Among individual holdings, Taiwan Semiconductor Manufacturing Co., Ltd. made the largest contribution. The company reported strong revenue growth, supported by robust demand for High Performance Computing, AI, and smartphone chips. The Korean semiconductor company SK Hynix, Inc. was also a top contributor thanks to its leading position in memory, a critical component of AI infrastructure. Memory prices rose sharply due to the combination of supply shortages and accelerating demand, contributing to the company’s strong earnings results. The European semiconductor manufacturer ASM International NV, which also benefited from a favorable pricing environment driven by supportive supply-and-demand trends, was another contributor of note.
What detracted from performance?
Healthcare, consumer discretionary, and consumer staples were the largest sector-level detractors from absolute performance. The German enterprise software company SAP SE, which came under pressure from concerns that its business would be disrupted by AI, was the primary detractor among the Fund’s individual holdings. India-based HDFC Bank detracted, as well. Its shares were pressured by broader weakness in India’s stock market, together with the resignation of the bank’s chairman. Sony Corp., which slid on concerns about rising memory costs and potential headwinds from AI, further detracted from results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.96%	7.25%	7.85%
MSCI ACWI ex USA Index (Net)	32.20	8.38	9.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 28, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 428,302,637
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,372,961
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$428,302,637
Number of Portfolio Holdings	49
Net Investment Advisory Fees	$3,372,961
Portfolio Turnover Rate	67%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United Kingdom	13.1%
Japan	10.4%
France	9.8%
Taiwan	9.2%
China	6.9%
Netherlands	6.8%
Germany	6.3%
Canada	6.1%
Sweden	5.8%
South Korea	5.7%
Other#	20.0%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
SK Hynix, Inc.	3.4%
Tencent Holdings Ltd.	3.2%
ASM International NV	3.1%
AstraZeneca PLC	2.9%
British American Tobacco PLC	2.8%
Sony Group Corp.	2.8%
TotalEnergies SE	2.8%
Toronto-Dominion Bank	2.8%
Shell PLC	2.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
SK Hynix, Inc.	3.4%
Tencent Holdings Ltd.	3.2%
ASM International NV	3.1%
AstraZeneca PLC	2.9%
British American Tobacco PLC	2.8%
Sony Group Corp.	2.8%
TotalEnergies SE	2.8%
Toronto-Dominion Bank	2.8%
Shell PLC	2.7%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes and planned changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
Effective November 28 2025, BlackRock Fund Advisors ("BFA") has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.59% as a percentage of the Fund’s average daily net assets through June 30, 2027.
Effective June 1, 2026, BFA has voluntarily agreed to cap the Fund's total annual fund operating expenses after fee waiver to 0.44% as a percentage of the Fund's average daily net assets. BFA may also from time to time voluntarily waive and/or reimburse other fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Material Fund Change Expenses [Text Block]
Effective November 28 2025, BlackRock Fund Advisors ("BFA") has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.59% as a percentage of the Fund’s average daily net assets through June 30, 2027.
Effective June 1, 2026, BFA has voluntarily agreed to cap the Fund's total annual fund operating expenses after fee waiver to 0.44% as a percentage of the Fund's average daily net assets. BFA may also from time to time voluntarily waive and/or reimburse other fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000257712 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Disciplined Volatility Equity Active ETF
Class Name	iShares Disciplined Volatility Equity Active ETF
Trading Symbol	BDVL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Disciplined Volatility Equity Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Disciplined Volatility Equity Active ETF	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund returned 13.23%.
  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16% and the MSCI ACWI Minimum Volatility (USD) Index returned 5.03%.
What contributed to performance?
Holdings in the industrials, information technology, and communication services sectors made the largest contributions to absolute performance.
What detracted from performance?
Currency management strategies were the largest detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2017 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.23%	8.49%	8.84%
MSCI World Index (Net)	29.16	11.29	12.22
MSCI ACWI Minimum Volatility (USD) Index	5.03	5.68	6.78

Performance Inception Date	Jun. 01, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 12, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,674,079,511
Holdings Count | Holding	729
Advisory Fees Paid, Amount	$ 4,817,065
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,674,079,511
Number of Portfolio Holdings	729
Net Investment Advisory Fees	$4,817,065
Portfolio Turnover Rate	193%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	73.3%
Japan	10.2%
China	7.1%
Taiwan	3.4%
Germany	1.2%
France	1.1%
Saudi Arabia	0.8%
Switzerland	0.8%
Mexico	0.7%
South Korea	0.7%
Other#	3.2%
Liabilities in Excess of Other Assets	(2.5)%
Ten largest holdings
Security(a)(b)	Percent of Net Assets
iShares MSCI India ETF	2.9%
Alphabet, Inc., Class C	1.6%
Amazon.com, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Microsoft Corp.	1.2%
Amphenol Corp., Class A	1.2%
Intel Corp.	1.2%
Howmet Aerospace, Inc.	1.1%
Southern Co.	1.0%
Broadcom, Inc.	1.0%
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)(b)	Percent of Net Assets
iShares MSCI India ETF	2.9%
Alphabet, Inc., Class C	1.6%
Amazon.com, Inc.	1.3%
Verizon Communications, Inc.	1.2%
Microsoft Corp.	1.2%
Amphenol Corp., Class A	1.2%
Intel Corp.	1.2%
Howmet Aerospace, Inc.	1.1%
Southern Co.	1.0%
Broadcom, Inc.	1.0%
(a)Excludes underlying investments in equity swaps.(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund Since April 30, 2025.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On September 12, 2025, BlackRock GA Disciplined Volatility Equity Fund was reorganized into iShares Disciplined Volatility Equity Active ETF.
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s expense structure in connection with the reorganization.

Material Fund Change Name [Text Block]	On September 12, 2025, BlackRock GA Disciplined Volatility Equity Fund was reorganized into iShares Disciplined Volatility Equity Active ETF.
Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s expense structure in connection with the reorganization.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund Since April 30, 2025.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports
C000257713 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Dynamic Equity Active ETF
Class Name	iShares Dynamic Equity Active ETF
Trading Symbol	BDYN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Dynamic Equity Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Dynamic Equity Active ETF	$43	0.38%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund returned 26.07%.
  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16%.
What contributed to performance?
Holdings in the information technology, communication services, financials, and energy sectors made the largest contributions to absolute performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
Holdings in the healthcare sector detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2017 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	26.07%	8.95%	11.12%
MSCI World Index (Net)	29.16	11.29	12.22

Performance Inception Date	Jun. 01, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 12, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,758,533,727
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 7,984,536
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,758,533,727
Number of Portfolio Holdings	485
Net Investment Advisory Fees	$7,984,536
Portfolio Turnover Rate	84%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	79.2%
Japan	4.6%
United Kingdom	4.5%
Netherlands	2.4%
France	2.3%
Italy	2.2%
Canada	1.7%
Taiwan	1.3%
China	0.8%
Germany	0.6%
Other#	0.7%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(a)	Percent of Net Assets
Alphabet, Inc., Class C	5.7%
NVIDIA Corp.	5.5%
Apple, Inc.	4.5%
Amazon.com, Inc.	3.1%
Broadcom, Inc.	2.6%
Microsoft Corp.	2.3%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	1.7%
SPDR Gold Shares	1.7%
Eli Lilly & Co.	1.6%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Alphabet, Inc., Class C	5.7%
NVIDIA Corp.	5.5%
Apple, Inc.	4.5%
Amazon.com, Inc.	3.1%
Broadcom, Inc.	2.6%
Microsoft Corp.	2.3%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	1.7%
SPDR Gold Shares	1.7%
Eli Lilly & Co.	1.6%
(a)Excludes short-term securities, short investments and options, if any.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund Since April 30, 2025.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On September 12, 2025, BlackRock GA Dynamic Equity Fund  was reorganized into iShares Dynamic Equity Active ETF.
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s expense structure in connection with the reorganization.

Material Fund Change Name [Text Block]	On September 12, 2025, BlackRock GA Dynamic Equity Fund was reorganized into iShares Dynamic Equity Active ETF.
Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s expense structure in connection with the reorganization.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund Since April 30, 2025.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports